SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Feb. 28, 2023
Furniture And Equipment [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	20.00%
Computer equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	55.00%
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	5 years straight line